Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Credit exposure	S/ 2,105,246	S/ 3,042,574
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 827,138	S/ 890,525
Expected credit loss rate	30.00%	30.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 601,358	S/ 1,201,155
Expected credit loss rate	40.00%	40.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 676,750	S/ 950,894
Expected credit loss rate	30.00%	30.00%